Share-Based Compensation Plans - Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
$27-$34
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	$ 27
Exercise price range, upper range limit (in dollars per share)	34
$35-$44
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	35
Exercise price range, upper range limit (in dollars per share)	44
$45-$55
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	45
Exercise price range, upper range limit (in dollars per share)	55
$56-$93
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit (in dollars per share)	56
Exercise price range, upper range limit (in dollars per share)	$ 93
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, shares (in shares) | shares	1,272
Options outstanding, weighted-average remaining contractual life	5 years 2 months 12 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 64
Options exercisable, shares (in shares) | shares	911
Options exercisable, weighted-average exercise price (in dollars per share)	$ 62
Stock option | $27-$34
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, shares (in shares) | shares	44
Options outstanding, weighted-average remaining contractual life	2 years 10 months 24 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 30
Options exercisable, shares (in shares) | shares	44
Options exercisable, weighted-average exercise price (in dollars per share)	$ 30
Stock option | $35-$44
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, shares (in shares) | shares	86
Options outstanding, weighted-average remaining contractual life	6 years 1 month 6 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 45
Options exercisable, shares (in shares) | shares	54
Options exercisable, weighted-average exercise price (in dollars per share)	$ 45
Stock option | $45-$55
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, shares (in shares) | shares	347
Options outstanding, weighted-average remaining contractual life	5 years 1 month 6 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 53
Options exercisable, shares (in shares) | shares	273
Options exercisable, weighted-average exercise price (in dollars per share)	$ 53
Stock option | $56-$93
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, shares (in shares) | shares	795
Options outstanding, weighted-average remaining contractual life	5 years 2 months 12 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 73
Options exercisable, shares (in shares) | shares	540
Options exercisable, weighted-average exercise price (in dollars per share)	$ 71